Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (8,629,780)	$ (11,052,427)	$ (10,058,996)	$ (4,163,008)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	183,960	171,666	230,071	230,630
Common stock issued to employee				10,000
Issuances of common stock for acquisition of in-process research and development	3,750,000
Charge for common stock issued for collaboration agreement			1,500,000
Common stock issued in exchange for services			82,148	21,000
Warrants replaced in exchange for renegotiated agreement				429,902
Warrants issued to vendor	4,775	0	4,775
Issuance of common stock	356,042	1,559,588
Stock-based compensation	458,914	571,171	803,060	462,170
Change in fair value of warrant liability	203,703	5,349,422	3,654,770
Change in operating assets and liabilities:
Grants receivable	(470,957)	177,473	(527,778)	23,165
Taxes receivable	750,356		(750,356)	574,157
Prepaid expenses	(70,116)	(57,367)	5,302	55,069
Accounts payable	1,539,036	90,082	395,787	(179,053)
Accrued compensation	(173,755)	26,059	204,244	(99,565)
Total adjustments	6,531,958	7,888,094	5,602,023	1,527,475
Net cash used in operating activities	(2,097,822)	(3,164,333)	(4,456,973)	(2,635,533)
Investing activities:
Purchases of office equipment	(47,025)	(10,539)	(17,728)	(4,755)
Net cash used in investing activities	(47,025)	(10,539)	(17,728)	(4,755)
Financing activities:
Proceeds from sale of common stock, net		6,216,762	6,210,537
Net proceeds from common stock pursuant to the equity line	470,475		528,051
Proceeds from exercise of warrants and options	28,079	184,286	235,975
Net cash provided by financing activities	498,554	6,401,048	6,974,563
Net increase (decrease) in cash and cash equivalents	(1,646,293)	3,226,176	2,499,862	(2,640,288)
Cash and cash equivalents at beginning of period	5,856,242	3,356,380	3,356,380	5,996,668
Cash and cash equivalents at end of period	4,209,949	6,582,556	5,856,242	3,356,380
Supplemental disclosure of non cash investing and financing activities:
Warrants issued in unit offering		4,827,788	4,827,788
Reclassification of warrant liability to additional paid in capital relating to warrants exercised	1,055,490	201,311	201,311
Supplemental information:
Cash paid for state income taxes			$ 3,080	$ 2,730